Fair Value Measurements - Schedule of Key Inputs (Details) - Extension Note Bifurcated Derivative [Member] - Measurement Input CCC Bond Rate [Member]	Jun. 24, 2024
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
CCC bond rates	14.36
Expected term (years)	<0.1